Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	December 31,
	2017	2018
	RMB	RMB
Cash at bank and in hand	17,763	14,937
Time deposits with original maturity within three months	1,647	1,729

	19,410	16,666